Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) - Schedule of Standardized Measure of Discounted Future Net Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Standardized Measure of Discounted Future Net Cash Flows [Abstract]
Future cash inflows	$ 174,883	$ 1,086,436
Future production costs	(110,477)	(453,384)
Future development costs	(51,368)	(124,216)
Future income tax expense	(17,821)	(91,226)
Future net cash flows	(4,783)	417,610
10% annual discount for estimated timing of cash flows	35,967	(244,497)
Standardized measure of discounted future net cash flows	$ 31,184	$ 173,113	$ 255,109